Financial Risk Management - Fair Value of Financial Instruments - Additional Information (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities at amortized cost	$ 53,664,374	$ 48,454,441	$ 41,004,371
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities at amortized cost	$ 52,859,408	$ 48,256,614	$ 40,836,961